Basis of Presentation (Details) - USD ($)		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
DeepGreen Metals Inc. [Member]
Basis of Presentation (Details) [Line Items]
Lease arrangement expense	$ 85,479	$ 116,760